Distribution Date:	06/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C18
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMBB 2014-C18 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641JAS5	1.254300%	52,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641JAT3	2.878500%	85,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641JAU0	3.577800%	23,484,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46641JAV8	3.793800%	87,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46641JAA4	3.793800%	87,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46641JAW6	4.079300%	267,029,000.00	18,565,775.48	18,565,775.48	63,112.81	0.00	0.00	18,628,888.29	0.00	0.00%	30.00%
A-SB	46641JAX4	3.565900%	67,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	50,739,358.02	203,665.16	0.00	0.00	50,943,023.18	4,322,641.98	97.91%	24.25%
B	46641JBB1	4.782040%	69,426,000.00	69,426,000.00	0.00	276,664.92	0.00	0.00	276,664.92	69,426,000.00	64.28%	17.00%
C	46641JBC9	4.782040%	37,107,000.00	37,107,000.00	0.00	147,872.63	0.00	0.00	147,872.63	37,107,000.00	46.30%	13.12%
D	46641JAE6	4.782040%	56,259,000.00	56,259,000.00	0.00	224,193.99	0.00	0.00	224,193.99	56,259,000.00	19.05%	7.25%
E	46641JAG1	4.282040%	19,152,000.00	19,152,000.00	0.00	72,500.97	0.00	0.00	72,500.97	19,152,000.00	9.78%	5.25%
F	46641JAJ5	3.705000%	11,970,000.00	11,970,000.00	0.00	0.00	0.00	0.00	0.00	11,970,000.00	3.98%	4.00%
NR	46641JAL0	3.705000%	38,303,883.00	9,110,399.20	0.00	0.00	0.00	895,439.99	0.00	8,214,959.21	0.00%	0.00%
Z	46641JAQ9	0.000000%	0.01	0.00	0.00	964,984.46	0.00	0.00	964,984.46	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46641JAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			957,599,984.01	276,652,174.68	69,305,133.50	1,952,994.94	0.00	895,439.99	71,258,128.44	206,451,601.19

X-A	46641JAY2	0.434040%	725,382,000.00	73,627,775.48	0.00	26,631.17	0.00	0.00	26,631.17	4,322,641.98
X-C	46641JAC0	0.802349%	69,425,883.00	40,232,399.20	0.00	26,900.36	0.00	0.00	26,900.36	39,336,959.21
Notional SubTotal			794,807,883.00	113,860,174.68	0.00	53,531.53	0.00	0.00	53,531.53	43,659,601.19

Deal Distribution Total					69,305,133.50	2,006,526.47	0.00	895,439.99	71,311,659.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641JAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46641JAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46641JAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46641JAW6	69.52718798	69.52718798	0.23635189	0.00000000	0.00000000	0.00000000	0.00000000	69.76353988	0.00000000
A-SB	46641JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641JBA3	1,000.00000000	921.49500599	3.69883332	0.00000000	0.00000000	0.00000000	0.00000000	925.19383931	78.50499401
B	46641JBB1	1,000.00000000	0.00000000	3.98503327	0.00000000	0.00000000	0.00000000	0.00000000	3.98503327	1,000.00000000
C	46641JBC9	1,000.00000000	0.00000000	3.98503328	0.00000000	0.00000000	0.00000000	0.00000000	3.98503328	1,000.00000000
D	46641JAE6	1,000.00000000	0.00000000	3.98503333	0.00000000	0.00000000	0.00000000	0.00000000	3.98503333	1,000.00000000
E	46641JAG1	1,000.00000000	0.00000000	3.78555608	(0.21718933)	3.08790727	0.00000000	0.00000000	3.78555608	1,000.00000000
F	46641JAJ5	1,000.00000000	0.00000000	0.00000000	3.08750042	9.26250042	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46641JAL0	237.84531714	0.00000000	0.00000000	0.73434748	25.48749823	0.00000000	23.37726413	0.00000000	214.46805302
Z	46641JAQ9	0.00000000	0.00000000	96,498,446,000.000000	0.00000000	0.00000000	0.00000000	0.00000000	96,498,446,000.000000	0.00000000
				00					00
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46641JAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641JAY2	101.50207129	0.00000000	0.03671330	0.00000000	0.00000000	0.00000000	0.00000000	0.03671330	5.95912496
X-C	46641JAC0	579.50144041	0.00000000	0.38746875	0.00000000	0.00000000	0.00000000	0.00000000	0.38746875	566.60365717

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	05/01/24 - 05/30/24	30	0.00	63,112.81	0.00	63,112.81	0.00	0.00	0.00	63,112.81	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/24 - 05/30/24	30	0.00	203,665.16	0.00	203,665.16	0.00	0.00	0.00	203,665.16	0.00
B	05/01/24 - 05/30/24	30	0.00	276,664.92	0.00	276,664.92	0.00	0.00	0.00	276,664.92	0.00
C	05/01/24 - 05/30/24	30	0.00	147,872.63	0.00	147,872.63	0.00	0.00	0.00	147,872.63	0.00
D	05/01/24 - 05/30/24	30	0.00	224,193.99	0.00	224,193.99	0.00	0.00	0.00	224,193.99	0.00
E	05/01/24 - 05/30/24	30	63,299.21	68,341.36	0.00	68,341.36	(4,159.61)	0.00	0.00	72,500.97	59,139.60
F	05/01/24 - 05/30/24	30	73,914.76	36,957.38	0.00	36,957.38	36,957.38	0.00	0.00	0.00	110,872.13
NR	05/01/24 - 05/30/24	30	948,141.79	28,128.36	0.00	28,128.36	28,128.36	0.00	0.00	0.00	976,270.15
X-A	05/01/24 - 05/30/24	30	0.00	26,631.17	0.00	26,631.17	0.00	0.00	0.00	26,631.17	0.00
X-C	05/01/24 - 05/30/24	30	0.00	26,900.36	0.00	26,900.36	0.00	0.00	0.00	26,900.36	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	964,984.46	0.00
Totals			1,085,355.76	1,102,468.14	0.00	1,102,468.14	60,926.13	0.00	0.00	2,006,526.47	1,146,281.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641JBA3	4.438600%	55,062,000.00	55,062,000.00	50,739,358.02	203,665.16	0.00	0.00	50,943,023.18	4,322,641.98
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641JBB1	4.782040%	69,426,000.00	69,426,000.00	0.00	276,664.92	0.00	0.00	276,664.92	69,426,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641JBC9	4.782040%	37,107,000.00	37,107,000.00	0.00	147,872.63	0.00	0.00	147,872.63	37,107,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,595,000.03	161,595,000.00	50,739,358.02	628,202.71	0.00	0.00	51,367,560.73	110,855,641.98

Exchangeable Certificate Details
EC	46641JBD7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	71,311,659.97
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	5
	Aggregate Unpaid Principal Balance	139,888,639.47
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,106,347.41	Master Servicing Fee	2,093.23
Interest Reductions due to Nonrecoverability Determination	(48,016.16)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,119.67
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	119.11
ARD Interest	964,984.46	Senior Trust Advisor Fee	500.28
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,023,315.71	Total Fees	3,832.29

Principal		Expenses/Reimbursements
Scheduled Principal	276,718.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,638.90
Principal Prepayments	69,848,762.62	Special Servicing Fees (Monthly)	6,132.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	75,092.19	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	895,439.99
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	70,200,573.49	Total Expenses/Reimbursements	908,396.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,006,526.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	69,305,133.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	71,311,659.97
Total Funds Collected	72,223,889.20	Total Funds Distributed	72,223,889.19

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	276,652,174.68	276,652,174.68	Beginning Certificate Balance	276,652,174.68
(-) Scheduled Principal Collections	276,718.68	276,718.68	(-) Principal Distributions	69,305,133.50
(-) Unscheduled Principal Collections	69,923,854.81	69,923,854.81	(-) Realized Losses	895,439.99
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	895,439.99
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	206,451,601.19	206,451,601.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	278,191,435.85	278,191,435.85	Ending Certificate Balance	206,451,601.19
Ending Actual Collateral Balance	207,178,760.73	207,178,760.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	895,439.99	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	895,439.99	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or Less	1	8,389,503.62	4.06%	(5)	5.0750	1.400000	1.35 or Less	3	66,582,886.88	32.25%	8	4.5720	1.066468
$10,000,000 to $19,999,999	5	62,299,298.74	30.18%	13	5.1894	1.609096	1.36 to 1.45	1	8,389,503.62	4.06%	(5)	5.0750	1.400000
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999	1	37,446,178.42	18.14%	(11)	3.9635	1.080000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to 99,999,999	1	98,316,620.41	47.62%	(4)	4.4200	2.340000	1.66 to 1.80	1	10,007,616.14	4.85%	(5)	5.2700	1.720000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704	2.01 to 2.25	1	12,262,824.01	5.94%	(4)	5.1200	2.200000
							2.26 or Greater	2	109,208,770.54	52.90%	(4)	4.4533	2.340000
							Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	10,892,150.13	5.28%	(5)	4.7535	2.340000
							Industrial	1	10,892,150.13	5.28%	(5)	4.7535	2.340000
Florida	1	98,316,620.41	47.62%	(4)	4.4200	2.340000
							Office	2	20,652,327.63	10.00%	(4)	5.1017	1.875020
Michigan	1	12,262,824.01	5.94%	(4)	5.1200	2.200000
							Retail	5	174,907,123.43	84.72%	1	4.5265	1.819723
Minnesota	1	18,224,633.17	8.83%	55	5.5000	1.300000
							Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
Nevada	1	37,446,178.42	18.14%	(11)	3.9635	1.080000

New Jersey	1	10,007,616.14	4.85%	(5)	5.2700	1.720000

New York	1	10,912,075.29	5.29%	(4)	5.1100	0.630000

Pennsylvania	1	8,389,503.62	4.06%	(5)	5.0750	1.400000

Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or Less	1	37,446,178.42	18.14%	(11)	3.9635	1.080000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	98,316,620.41	47.62%	(4)	4.4200	2.340000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	10,892,150.13	5.28%	(5)	4.7535	2.340000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	3	31,564,402.92	15.29%	(4)	5.1046	1.444606	49 months or greater	8	206,451,601.19	100.00%	0	4.5960	1.852704
	5.20001% to 5.40000%	1	10,007,616.14	4.85%	(5)	5.2700	1.720000	Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
	5.40001% to 5.60000%	1	18,224,633.17	8.83%	55	5.5000	1.300000
	5.60001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or Less	8	206,451,601.19	100.00%	0	4.5960	1.852704	Interest Only	1	98,316,620.41	47.62%	(4)	4.4200	2.340000
60 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	7	108,134,980.78	52.38%	3	4.7560	1.409653
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 Months to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704	Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	8,389,503.62	4.06%	(5)	5.0750	1.400000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	7	198,062,097.57	95.94%	0	4.5757	1.871879	61-120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	206,451,601.19	100.00%	0	4.5960	1.852704
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30306419	RT	Miami	FL	Actual/360	4.420%	374,489.79	75,092.19	0.00	N/A	02/06/24	--	98,391,712.60	98,316,620.41	06/06/24
3	30306422	LO	Anaheim	CA	Actual/360	4.787%	287,926.30	69,848,762.62	0.00	02/01/24	02/01/29	--	69,848,762.62	0.00	06/01/24
5	30305549	RT	Las Vegas	NV	Actual/360	3.963%	128,344.37	158,229.47	0.00	N/A	07/01/23	07/01/26	37,604,407.89	37,446,178.42	06/01/24
14	30306430	RT	Roseville	MN	Actual/360	5.500%	86,469.07	32,766.62	0.00	N/A	01/01/29	--	18,257,399.79	18,224,633.17	06/01/24
18	30306434	OF	Southfield	MI	Actual/360	5.120%	54,186.41	27,440.50	0.00	N/A	02/06/24	--	12,290,264.51	12,262,824.01	03/06/24
19	30306435	RT	Geneva	NY	Actual/360	5.110%	0.00	0.00	0.00	N/A	02/05/24	--	10,912,075.29	10,912,075.29	05/05/22
20	30306436	IN	Brea	CA	Actual/360	4.753%	44,668.92	20,563.37	0.00	01/01/24	09/01/25	--	10,912,713.50	10,892,150.13	06/01/24
22	30306438	RT	Waretown	NJ	Actual/360	5.270%	45,499.98	18,699.42	0.00	N/A	01/05/24	--	10,026,315.56	10,007,616.14	04/05/24
25	30306441	OF	Coraopolis	PA	Actual/360	5.075%	36,746.41	19,019.30	0.00	N/A	01/01/24	--	8,408,522.92	8,389,503.62	11/01/23
Totals							1,058,331.25	70,200,573.49	0.00				276,652,174.68	206,451,601.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,139,725.00	0.00	--	--	06/11/24	24,597,928.15	0.00	0.00	0.00	0.00	0.00
3	37,060,260.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,990,424.93	2,951,332.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,054,652.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,316,937.32	0.00	--	--	--	0.00	0.00	81,021.55	243,227.96	0.00	0.00
19	320,183.14	0.00	--	--	04/11/23	5,927,832.10	485,433.30	(91.15)	948,631.06	576,310.21	895,439.99
20	1,922,692.73	480,237.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,353,557.99	0.00	--	--	06/11/24	0.00	11,039.96	64,115.65	117,273.81	0.00	0.00
25	0.00	0.00	--	--	10/11/23	1,520,647.87	45,621.98	49,056.58	351,126.41	0.00	0.00
Totals	73,158,434.28	3,431,569.73				32,046,408.12	542,095.24	194,102.63	1,660,259.24	576,310.21	895,439.99

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	30306419	75,092.19	Partial Liquidation (Curtailment)	0.00	0.00
3	30306422	69,848,762.62	Payoff Prior to Maturity	0.00	0.00
Totals		69,923,854.81		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	2	19,301,578.91	0	0.00	1	75,092.19	1	69,848,762.62	4.596002%	4.577874%	0
05/17/24	0	0.00	0	0.00	1	69,848,762.62	0	0.00	2	19,320,598.21	0	0.00	2	477,349.36	0	0.00	4.644065%	4.627281%	0
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	2	19,340,717.79	0	0.00	2	576,768.68	0	0.00	4.643741%	4.626942%	1
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	2	19,359,566.79	3	149,019,905.20	0	0.00	0	0.00	4.655149%	4.638352%	2
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	2	19,380,711.07	0	0.00	1	1,250,000.00	0	0.00	4.663902%	4.647223%	3
01/18/24	0	0.00	0	0.00	1	10,912,075.29	0	0.00	2	19,399,386.05	0	0.00	0	0.00	0	0.00	4.620393%	4.604723%	3
12/15/23	0	0.00	0	0.00	1	10,935,705.65	0	0.00	2	19,441,610.14	0	0.00	0	0.00	2	8,321,618.94	4.653838%	4.636730%	4
11/17/23	0	0.00	0	0.00	1	10,960,781.49	0	0.00	1	10,960,781.49	0	0.00	0	0.00	8	91,739,274.66	4.661675%	4.644645%	5
10/17/23	0	0.00	0	0.00	1	10,984,198.47	0	0.00	1	10,984,198.47	0	0.00	0	0.00	6	39,153,823.31	4.714225%	4.695779%	5
09/15/23	0	0.00	0	0.00	1	11,009,068.69	0	0.00	1	11,009,068.69	0	0.00	0	0.00	1	18,698,543.53	4.751632%	4.732808%	6
08/17/23	0	0.00	0	0.00	1	11,032,274.12	0	0.00	1	11,032,274.12	0	0.00	0	0.00	0	0.00	4.754047%	4.734540%	7
07/17/23	0	0.00	0	0.00	1	11,055,377.89	0	0.00	1	11,055,377.89	0	0.00	0	0.00	0	0.00	4.754088%	4.734578%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30306434	03/06/24	2	5	81,021.55	243,227.96	0.00	12,346,521.42	04/04/24	98
19	30306435	05/05/22	24	5	(91.15)	948,631.06	700,772.90	11,380,648.68	12/14/20	7			05/04/23
22	30306438	04/05/24	1	5	64,115.65	117,273.81	2,111.00	10,046,394.54	02/09/24	98
25	30306441	11/01/23	6	5	49,056.58	351,126.41	110,880.34	8,525,613.96	04/15/22	7			11/15/23
Totals					194,102.63	1,660,259.24	813,764.24	42,299,178.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		139,888,639	98,316,620	22,270,440		19,301,579
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		10,892,150	10,892,150	0		0
25 - 36 Months		37,446,178	37,446,178	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		18,224,633	18,224,633	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	206,451,601	164,879,582	10,007,616	12,262,824	0	19,301,579
May-24	276,652,175	165,166,234	10,026,316	12,290,265	69,848,763	19,320,598
Apr-24	277,557,371	137,100,930	0	12,319,329	108,796,395	19,340,718
Mar-24	282,743,552	138,016,209	0	0	125,367,776	19,359,567
Feb-24	291,947,489	255,973,187	0	0	16,593,591	19,380,711
Jan-24	395,319,966	281,127,975	0	0	94,792,605	19,399,386
Dec-23	429,593,619	410,152,009	0	0	0	19,441,610
Nov-23	438,775,826	427,815,045	0	0	0	10,960,781
Oct-23	531,540,332	520,556,134	0	0	0	10,984,198
Sep-23	571,772,554	560,763,485	0	0	0	11,009,069
Aug-23	591,621,619	580,589,345	0	0	0	11,032,274
Jul-23	592,767,405	581,712,027	0	0	0	11,055,378
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30306419	98,316,620.41	98,316,620.41	391,000,000.00	12/01/13	16,541,488.00	2.34000	12/31/23	02/06/24	I/O
18	30306434	12,262,824.01	12,346,521.42	21,300,000.00	11/26/13	2,159,483.07	2.20000	12/31/23	02/06/24	235
19	30306435	10,912,075.29	11,380,648.68	7,300,000.00	03/01/23	315,179.14	0.63000	12/31/23	02/05/24	235
22	30306438	10,007,616.14	10,046,394.54	15,100,000.00	03/20/24	1,322,730.99	1.72000	09/30/23	01/05/24	235
25	30306441	8,389,503.62	8,525,613.96	7,750,000.00	08/24/23	1,101,663.47	1.40000	--	01/01/24	234
Totals		139,888,639.47	140,615,799.01	442,450,000.00		21,440,544.67

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30306419	RT	FL	02/01/24	9
	Special Servicer comments are not available for this cycle.

18	30306434	OF	MI	04/04/24	98

6/11/2024 - The borrower was unable to secure refinancing after being granted a 60 day forbearance (Maturity 2/6/2024). The collateral is a nine-story, 182,057 SF, Class A suburban office building constructed in 2003 and situated on 8.56 acres located at Two Towne Square in Southfield, Oakland County, Michigan. The subject shares a four-level covered parking deck totaling 2,000 parking spaces w/ One Towne Square (non-collateral) via a Reciprocal Easement Agreement. Special

	Servicer will dual-track legal remedies and/or Deed-in-lieu with any workout discussions.

19	30306435	RT	NY	12/14/20	7

5/13/2024 - REO Title Date: May 4, 2023. Description of Collateral: 189K SF retail center located in Geneva, NY. Improvements consist of one 185K SF building, a 4K SF pad ground leased to McDonald’s, and two outparcels. In 11/18, the

Property''s largest tenant, Tops Market (28% NRA, LXP 10/32), vacated after filing Chapter 11 BK and the space remains vacant. Deferred Maintenance/Repair Issues: Overall asset is in fair condition. Leasing Summary: vacant spaces are on

	the market for lease, no ongoing activity to report. Marketing Summary: Asset is not currently listed for sale. Atlantic Retails has been appointed as PM/leasing agent.

22	30306438	RT	NJ	02/09/24	98

6/11/2024 - The Loan was transferred to the Special Servicer on 2/13/2024 for Maturity Default for Borrower’s failure to pay off the Loan on the 01/05/2024 maturity date. The collateral is an 87,606 SF retail center anchored by Shop Rite and was developed by the Borrower on 2007. As of 12/31/23, the Property is 98% occupied with an annualized NOI/DSCR of $1.18MM/1.54x as of 9/30/23. The Borrower states it is attempting to refinance but no term sheet has been provided. The Mezz

Lender has moved forward with a UCC foreclosure and a sale is scheduled for 6/14/24. Additionally, the Mezz Lender has provided notice of its intent to exercise its purchase option under the ICA. The Lender will dual track

	foreclosure/receivership action while continuing discussions with the Borrower until a resolution is reached.

25	30306441	OF	PA	04/15/22	7

6/11/2024 - REO Title Date:11/15/2023: The collateral is a 100,877 SF, Class B office building in Moon Township (Pittsburgh area), PA. The Property is comprised of one five-story building built in 1986 situated on 6.4 acres with 334 parking spaces or 3.28 /1,000 SF. As of 5/31/24, it is approx. 78% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Getting an engineer report in how to replace the large RTU #1. .Leasing: Working with existing

	tenant to renew. Marketing: The property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30306419	0.00	4.42000%	0.00	4.42000%	10	02/06/24	02/06/24	02/28/24
5	30305549	0.00	3.96350%	0.00	3.96350%	1	02/12/24	02/12/24	02/28/24
18	30306434	0.00	5.12000%	0.00	5.12000%	10	02/06/24	02/06/24	02/22/24
23	30306439	0.00	4.94914%	0.00	4.94914%	8	05/12/21	05/05/21	06/29/21
23	30306439	0.00	4.94914%	0.00	4.94914%	8	06/29/21	05/05/21	05/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30306425 11/18/20	30,000,000.00	55,000,000.00	1,913,070.55	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17	97.30%
31	30306447 03/17/22	3,928,223.61	0.00	1,397,227.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,928,223.61	55,000,000.00	3,310,297.74	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
8	30306425	04/18/22	0.00	0.00	29,192,698.17	0.00	0.00	1,462.00	0.00	0.00	29,192,698.17
		11/18/20	0.00	0.00	29,192,022.67	0.00	0.00	29,192,022.67	0.00	(786.50)
31	30306447	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	29,192,698.17	0.00	0.00	29,193,484.67	0.00	(786.50)	29,192,698.17

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	186.00	0.00
5	0.00	0.00	(7,867.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	48,016.16	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	6,638.90	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,132.04	0.00	0.00	6,638.90	0.00	48,016.16	0.00	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		60,973.10

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26